Commitments	33 Months Ended
Sep. 30, 2013
Disclosure Text Block Supplement [Abstract]
Commitments Disclosure [Text Block]
6. Commitments	9. Commitments
a)On October 12, 2011, the Company entered into a verbal consulting agreement with a non-related party whereby the Company will pay a monthly consulting fee for services provided in the amounts of $3,000. The agreement is for a one month term automatically renewing in each successive month unless earlier terminated. On July 18, 2012, the Board of Directors reviewed the consulting agreement and authorized an increase to the monthly consulting fee from $3,000 to $3,750 per month beginning July 2012. On October 1, 2012, the Board of Directors reviewed the consulting agreement and adjusted the consulting fee from $3,750 to $3,000 per month beginning October 2012.

a)On October 12, 2011, the Company entered into a verbal consulting agreement with a non-related party whereby the Company will pay a monthly consulting fee for services provided in the amounts of $3,000. The agreement is for a one month term automatically renewing in each successive month unless earlier terminated. On July 18, 2012, the Board of Directors reviewed the consulting agreement and authorized an increase to the monthly consulting fee from $3,000 to $3,750 per month beginning July 2012. On October 1, 2012, the Board of Directors reviewed the consulting agreement and adjusted the consulting fee from $3,750 to $3,000 per month beginning October 2012. During the year ended December 31, 2012, the Company incurred $38,250 (2011 - $9,000) in consulting fees relating to this agreement of which $6,000 is recorded in the account payable balance as at December 31, 2012.

During the period ended September 30, 2013, the Company incurred $27,000 (December 31, 2012 - $38,250) in consulting fees relating to this agreement, of which $33,000 (December 31, 2012 - $6,000) is recorded in the account payable balance as at September 30, 2013.

b)On October 12, 2011, the Company entered into a consulting agreement with a non-related party whereby the Company will pay a monthly consulting fee for services provided in the amounts of $27,500. The agreement is for a one month term automatically renewing in each successive month unless earlier terminated.

b)On October 12, 2011, the Company entered into a consulting agreement with a non-related party whereby the Company will pay a monthly consulting fee for services provided in the amounts of $27,500. The agreement is for a one month term automatically renewing in each successive month unless earlier terminated. During the year ended December 31, 2012, the Company incurred $330,000 (2011 - $82,500) in consulting fees relating to this agreement of which $91,000 is recorded in the account payable balance as at December 31, 2012.

During the period ended September 30, 2013, the Company incurred $247,500 (December 31, 2012 - $330,000) in consulting fees relating to this agreement, of which $316,000 (December 31, 2012 - $91,000) is recorded in the account payable balance as at September 30, 2013.

c)On October 12, 2011, the Company entered into a consulting agreement with the President and CEO of the Company whereby the Company will pay a monthly consulting fee for services provided in the amounts of $3,000. The agreement is for a one month term automatically renewing in each successive month unless earlier terminated. On June 10, 2012, the Board of Directors authorized an increase to the monthly consulting fee from $3,000 to $6,000 per month beginning June 2012. On July 18, 2012, the Board of Directors reviewed the consulting agreement and adjusted the monthly consulting fee to $3,750 beginning July 2012.

c)On October 12, 2011, the Company entered into a consulting agreement with the President and CEO of the Company whereby the Company will pay a monthly consulting fee for services provided in the amounts of $3,000. The agreement is for a one month term automatically renewing in each successive month unless earlier terminated. On June 10, 2012, the Board of Directors authorized an increase to the monthly consulting fee from $3,000 to $6,000 per month beginning June 2012. On July 18, 2012, the Board of Directors reviewed the consulting agreement and adjusted the monthly consulting fee to $3,750 beginning July 2012. During the year ended December 31, 2012, the Company incurred $43,500 (2011 - $9,000) in consulting fees relating to this agreement of which $15,000 is recorded in the account payable - related party balance as at December 31, 2012.

During the year ended September 30, 2013, the Company incurred $33,750 (December 31, 2012 - $43,500) in consulting fees relating to this agreement, of which $48,750 (December 31, 2012 - $15,000) is recorded in the account payable – related parties balance as at September 30, 2013.

d)On January 2, 2013, the Company entered into a consulting agreement with The Holden Group, LLC (“Holden”) whereby the Company paid Holden $2,000 and issued 600,000 restricted common shares of the Company upon the execution of the agreement as well as pay $500 on each of the first, second and third month anniversaries of the agreement. These final three payments have been accrued and recorded in accounts payable and accrued liabilities.